Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Current allowance for current maturities of mortgage loans recievable	$ (1,620,207)	$ (1,672,003)	$ (1,428,155)
Current deferred origination fees for current mortgage loans recievable	60,583	21,283	28,956
Allowance for mortgage loans recievable	1,541,599	1,499,522	1,340,042
Deferred origination fees for mortgage loans recievable	251,330	250,630	256,578
LIABILITIES AND STOCKHOLDERS' EQUITY
Accumulated amortization deferred offering costs	$ 901,808	$ 1,059,702	$ 1,222,243
Stockholders' Equity
Common Stock, par value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Authorized	30,000,000	30,000,000	30,000,000
Common Stock, Issued	1,677,798	1,677,798	1,677,798
Common Stock, Outstanding	1,677,798	1,677,798	1,677,798